Consolidated Balance Sheets (Paranthetical) and Condensed Consolidated Balance Sheets (Paranthetical) (USD $)	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	80,000,000	80,000,000
Common Stock, Shares, Issued	117,038,475	59,175,376	34,833,598
Common Stock, Shares, Outstanding	116,590,118	53,229,325	34,377,890
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock Designated	2,500,000	2,500,000	2,500,000
Preferred Stock, Shares Issued	2,312,727	0	0
Preferred Stock, Shares Outstanding	2,312,727	0	0